Financial instruments and financial risk management - Analysis of the contractual maturities (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Within one year
Financial instruments and financial risk management
Total non-derivative financial liabilities	$ 5,650,334	$ 7,203,060
Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	2,045,815	921,119
More than five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	554,528	627,235
Trade payables. | Within one year
Financial instruments and financial risk management
Total non-derivative financial liabilities	1,738,255	1,249,861
Accrued liabilities | Within one year
Financial instruments and financial risk management
Total non-derivative financial liabilities	3,281,535	4,817,820
Due to related parties | Within one year
Financial instruments and financial risk management
Total non-derivative financial liabilities	56,250	743,100
Lease liabilities | Within one year
Financial instruments and financial risk management
Total non-derivative financial liabilities	574,294	392,279
Lease liabilities | Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	1,895,172	867,757
Lease liabilities | More than five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	554,528	627,235
DSU liabilities | Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	$ 150,643	$ 53,362